Cash Flows Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net dispositions (purchases of GE shares for treasury
Open market purchases under share repurchase program	$ (2,709)	$ (2,211)	$ (10,225)
Other purchases	(58)	(49)	(91)
Dispositions	1,668	1,042	1,038
Net dispositions (purchases) of GE shares for treasury	(1,099)	(1,218)	(9,278)
All other operating activities
All other operating activities	7,160	5,318	4,672
Net decrease (increase) in GE Capital financing receivables
Net decrease (increase) in GE Capital financing receivables	1,043	1,260	2,151
All other investing activities
All other investing activities	(5,013)	23,410	35,027
Repayments and other reductions (maturities longer than 90 days)
Repayments and other debt reductions (maturities longer than 90 days)	47,038	38,410	53,624
All Other Financing Activities [Abstract]
All other financing activities	(1,605)	(652)	(1,388)
Supplemental Cash Flow Elements [Abstract]
Foreclosed Assets		0	482	$ 839
GE Capital
Net dispositions (purchases of GE shares for treasury
Net dispositions (purchases) of GE shares for treasury	0	0	0
All other operating activities
Cash collateral on derivative contracts	(1,936)	738	(2,285)
Increase (decrease) in other liabilities	4,860	(3,331)	1,886
Other	2,163	5,073	2,995
All other operating activities	5,087	2,480	2,596
Net decrease (increase) in GE Capital financing receivables
Increase in loans to customers	65,306	64,843	58,535
Principal collections from customers - loans	60,292	60,764	58,667
Investment in equipment for financing leases	417	535	592
Principal collections from customers - financing leases	734	841	1,335
Sales of financing receivables	4,923	3,612	2,147
Net decrease (increase) in GE Capital financing receivables	226	(161)	3,022
All other investing activities
Purchases of investment securities	7,790	2,008	3,293
Dispositions and maturities of investment securities	9,587	2,723	7,360
Decrease (increase) in other assets - investments	(1,439)	(287)	183
Other(a)	(5,048)	24,146	31,506
All other investing activities	(4,690)	24,574	35,756
Repayments and other reductions (maturities longer than 90 days)
Repayments of short-term (91 to 365 days)	(42,110)	(36,919)	(44,296)
Repayments of long-term (longer than one year)	(2,455)	(864)	(3,862)
Principal payments - non-recourse, leveraged leases	(283)	(304)	(434)
Repayments and other debt reductions (maturities longer than 90 days)	44,848	38,087	48,592
All Other Financing Activities [Abstract]
Proceeds from sale of investment contracts	163	322	491
Redemption of investment contracts	(1,235)	(1,113)	(980)
Other	(290)	112	(389)
All other financing activities	$ (1,362)	$ (679)	$ (878)